Earnings (Loss) per Share (Details) (USD $)	1 Months Ended	12 Months Ended							85 Months Ended
	Dec. 31, 2005	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2012
Earnings Loss Per Share
Numerator - net income (loss) available to common stockholders	$ (13,598)	$ (99,631)	$ (526,369)	$ 137,720	$ (516,827)	$ (496,794)	$ (1,372,674)	$ (4,099,012)	$ (6,987,185)
Denominator - weighted average number of common shares outstanding		32,010,663	25,948,368	25,943,893
Dilutive common stock equivalents - stock options				359,091
Denominator - weighted average number of fully diluted common shares outstanding		32,010,663	25,948,368	26,302,984
Basic earnings (loss) per common share		$ 0.00	$ (0.02)	$ 0.01
Diluted earnings (loss) per common share		$ 0.00	$ (0.02)	$ 0.01